Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

CLECO			SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
(THOUSANDS)	BALANCE AT BEGINNING OF PERIOD	ADDITIONS CHARGED TO COSTS AND EXPENSES	UNCOLLECTIBLE ACCOUNT WRITE OFFS LESS RECOVERIES	BALANCE AT END OF PERIOD (1)
Allowance for Uncollectible Accounts
SUCCESSOR
Period Apr. 13, 2016 to Dec. 31, 2016	$3,336	$4,348	$485	$7,199
PREDECESSOR
Period Jan. 1, 2016 to Apr. 12, 2016	$2,674	$1,163	$501	$3,336
Year Ended Dec. 31, 2015	$922	$2,986	$1,234	$2,674
Year Ended Dec. 31, 2014	$849	$1,980	$1,907	$922
(1) Deducted in the consolidated balance sheet

(THOUSANDS)	BALANCE AT BEGINNING OF PERIOD	ADDITIONS	DEDUCTIONS	BALANCE AT END OF PERIOD(1)
Unrestricted Storm Reserve
SUCCESSOR
Period Apr. 13, 2016 to Dec. 31, 2016	$2,536	$71	$—	$2,607
PREDECESSOR
Period Jan. 1, 2016 to Apr. 12, 2016	$2,801	$—	$265	$2,536
Year Ended Dec. 31, 2015	$3,322	$—	$521	$2,801
Year Ended Dec. 31, 2014	$1,236	$4,133	$2,047	$3,322
Restricted Storm Reserve
SUCCESSOR
Period Apr. 13, 2016 to Dec. 31, 2016	$16,515	$870	$—	$17,385
PREDECESSOR
Period Jan. 1, 2016 to Apr. 12, 2016	$16,177	$338	$—	$16,515
Year Ended Dec. 31, 2015	$14,916	$1,261	$—	$16,177
Year Ended Dec. 31, 2014	$17,646	$1,414	$4,144	$14,916
(1) Included in the consolidated balance sheet

CLECO POWER			SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
(THOUSANDS)	BALANCE AT BEGINNING OF PERIOD	ADDITIONS CHARGED TO COSTS AND EXPENSES	UNCOLLECTIBLE ACCOUNT WRITE-OFFS LESS RECOVERIES	BALANCE AT END OF PERIOD (1)
Allowance for Uncollectible Accounts
Year Ended Dec. 31, 2016	$2,674	$5,511	$986	$7,199
Year Ended Dec. 31, 2015	$922	$2,986	$1,234	$2,674
Year Ended Dec. 31, 2014	$849	$1,980	$1,907	$922
(1) Deducted in the consolidated balance sheet

(THOUSANDS)	BALANCE AT BEGINNING OF PERIOD	ADDITIONS	DEDUCTIONS	BALANCE AT END OF PERIOD(1)
Unrestricted Storm Reserve
Year Ended Dec. 31, 2016	$2,801	$71	$265	$2,607
Year Ended Dec. 31, 2015	$3,322	$—	$521	$2,801
Year Ended Dec. 31, 2014	$1,236	$4,133	$2,047	$3,322
Restricted Storm Reserve
Year Ended Dec. 31, 2016	$16,177	$1,208	$—	$17,385
Year Ended Dec. 31, 2015	$14,916	$1,261	$—	$16,177
Year Ended Dec. 31, 2014	$17,646	$1,414	$4,144	$14,916
(1) Included in the consolidated balance sheet